Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2025
Additional information: condensed financial statements of the Company [Abstract]
Additional information: condensed financial statements of the Company
31	Additional information: condensed financial statements of the Company

The condensed financial statements of Aesthetic Medical International Holdings Group Limited have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries under the equity method of accounting. Such investments and loans to subsidiaries are presented on the condensed financial statements as “Investment in subsidiaries and due from subsidiaries” and the profit of the subsidiaries is presented as “Profit from subsidiaries” in the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted.

As of December 31, 2024 and 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Condensed balance sheets of the parent company

	2024	2025
	RMB’000	RMB’000
ASSETS
Non-current assets
Investments in subsidiaries and due from subsidiaries	—	—
Current assets
Cash and cash equivalents	99	979
	99	979
Total assets	99	979
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital and treasury shares	(1,025)	(1,025)
Other reserves	(18,722)	(15,857)
Total equity	(19,747)	(16,882)

LIABILITIES
Current liabilities
Accruals, other payables and provisions	19,846	17,861
Total liabilities	19,846	17,861
Total equity and liabilities	99	979

Condensed statements of comprehensive income of the parent company

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loss/(gain) from subsidiaries	(26,521)	(18,663)	9,093
General and administrative expenses	(14,089)	3,338	(7,494)
Finance income	—	2,343	1,266
Finance costs	(528)	—	—
Other loss, net	20,420	—	—
Fair value loss of convertible note	(116)	—	—
(Loss)/Profit before income tax	(20,834)	(12,982)	2,865
Income tax expense	—	—	—
(Loss)/Profit for the year	(20,834)	(12,982)	2,865
Other comprehensive (loss)/income
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(791)	(302)	1,259
Total other comprehensive (loss)/income for the year, net of tax	(791)	(302)	1,259
Total comprehensive (loss)/income for the year	(21,625)	(13,284)	4,124

Condensed statements of cash flows of the parent company

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(170,915)	(1,987)	(5,588)
Net cash generated from investing activities	—	—	6,468
Net cash generated from financing activities	170,883	2,034	—
Net (decrease)/increase in cash and cash equivalents	(32)	47	880
Cash and cash equivalents at beginning of the year	84	52	99
Cash and cash equivalents at end of the year	52	99	979